Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current
Trade receivables	$ 34,363,000	$ 2,727,000
Other current receivables	120,450,000	45,558,000
Sales taxes	16,868,000	10,352,000
Prepayments and accrued income	18,216,000	34,342,000
Current tax assets	1,873,000
Derivative financial assets	3,024,000	691,000
Total current trade and other receivables	194,794,000	93,670,000
Non-current
Other receivables	12,388,000	10,458,000
Total non-current trade and other receivables	$ 12,388,000	$ 10,458,000